Exhibit 99.1

GM Financial Automobile Leasing Trust 2020-3

1.72% Exchange Note

Class A-1 0.17814% Asset Backed Notes

Class A-2A 0.35% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 0.45% Asset Backed Notes

Class A-4 0.51% Asset Backed Notes

Class B 0.76% Asset Backed Notes

Class C 1.11% Asset Backed Notes

Class D 1.71% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	11/01/21
End of Period:	11/30/21
Number of days in Interest Period (Actual/360):	28
Number of days in Collection Period:	30
Report Due Date:	12/16/21
Distribution Date:	12/20/21
Transaction Month:	15

2020-3 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	69,502	08/25/2020	09/29/2020	$1,748,871,718

Total	69,502			$1,748,871,718

RECONCILIATION OF 2020-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$1,150,953,288

{2}	Reduction in Agg. Securitization Value due to payments	{2}	12,739,787
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	523,545
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	35,705,763
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	48,969,095

{7}	End of period Aggregate Securitization Value		{7}	$1,101,984,193

{8}	Pool Factor		{8}	63.011151%

RECONCILIATION OF 2020-3 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,673,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$1,075,081,570

{11}	Exchange Note Principal Payment Amount	{11}	48,969,095

{12}	End of period Exchange Note Balance	{12}	$1,026,112,475

{13}	Note Pool Factor	{13}	61.333681%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$205,000,000	$497,130,000	$50,000,000	$517,200,000	$140,260,000

{15}	Beginning of period Note Balance	{15}	$0	$100,390,402	$10,096,997	$517,200,000	$140,260,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	44,494,007	4,475,088	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$55,896,395	$5,621,909	$517,200,000	$140,260,000

{21}	Note Pool Factor	{21}	0.000000%	11.243819%	11.243818%	100.000000%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$76,080,000	$70,830,000	$43,720,000	$1,600,220,000

{23}	Beginning of period Note Balance	{23}	$76,080,000	$70,830,000	$43,720,000	$958,577,399

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	48,969,095
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$76,080,000	$70,830,000	$43,720,000	$909,608,304

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	56.842703%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$1,150,953,288

{31}	Ending Designated Pool Balance	{31}	1,101,984,193
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	1,101,984,193

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$48,969,095

	Interest calculation:
		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$1,075,081,570	$0	1.72%	30	30/360	$1,540,951

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2020-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$19,488,387
{37}	Net Liquidation Proceeds collected during period	{37}	45,782,808
{38}	Investment Earnings	{38}	594
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(594)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	65,271,195

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	959,128
{43}	To the 2020-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,540,951
{44}	To the 2020-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	48,969,095
{45}	To the 2020-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2020-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	13,802,021

{47}	Total Distributions:		{47}	$65,271,195

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$1,150,953,288
{49}	Ending Agg. Securitization Value	{49}	1,101,984,193
{50}	Principal Distributable Amount {48} - {49}		{50}	48,969,095

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	48,969,095

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	48,969,095

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$48,969,095

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.17814%	28	Actual/360	$0
{56}	Class A-2A	$100,390,402	0	0.35%	30	30/360	29,281
{57}	Class A-2B	$10,096,997	0	0.22113%	28	Actual/360	1,737
{58}	Class A-3	$517,200,000	0	0.45%	30	30/360	193,950
{59}	Class A-4	$140,260,000	0	0.51%	30	30/360	59,611
{60}	Class B	$76,080,000	0	0.76%	30	30/360	48,184
{61}	Class C	$70,830,000	0	1.11%	30	30/360	65,518
{62}	Class D	$43,720,000	0	1.71%	30	30/360	62,301

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2020-3 Exchange Note Collections	{63}	$64,312,067
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	594
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	107
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	64,312,768

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	64,312,768

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	29,281
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	1,737
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	193,950
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	59,611
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	48,184
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	65,518
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	62,301
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	48,969,095
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	14,882,466

{96}	Total Distributions:		{96}	$64,312,768

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$767,947,399	$1,101,984,193	$0	$64,027,564	$0
{98}	Class B	844,027,399	1,101,984,193	0	63,979,380	0
{99}	Class C	914,857,399	1,101,984,193	0	63,913,862	0
{100}	Class D	958,577,399	1,101,984,193	0	63,851,561	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$14,882,466
{102}	Beginning Note Balance	{102}	958,577,399
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	48,969,095
{104}	Pro-Forma Note Balance		{104}	909,608,304

{105}	Ending Aggregate Securitization Value	{105}	1,101,984,193
{106}	11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($192,375,889)	{106}	192,375,889
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	909,608,304

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$1,101,984,193
{111}	End of Period Note Balance	{111}	1,026,112,475
{112}	Overcollateralization	{112}	75,871,718
{113}	Overcollateralization %		{113}	6.89%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	1,101,984,193
{115}	End of Period Note Balance	{115}	909,608,304
{116}	Overcollateralization	{116}	192,375,889
{117}	Overcollateralization %		{117}	17.46%

RECONCILIATION OF 2020-3 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$13,116,538

{119}	Beginning of Period Reserve Account balance		{119}	$13,116,538
{120}	Investment Earnings	{120}	107
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	13,116,645

{124}	Specified Reserve Balance		{124}	13,116,538

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	107

{126}	End of period Reserve Account balance		{126}	$13,116,538

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$1,092,428	0.10%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10% )	{128}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	December 15, 2021

GM Financial

GMALT 2020-3

Supplemental Monthly Data

November 30, 2021

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,150,953,288	$978,095,822
Change	(48,969,095)	(33,773,738)
End of Period	$1,101,984,193	$944,322,084

Residual Value as % of Agg. Securitization Value		85.69%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	49,882	1,097,660,551	99.61%
31 - 60 days	149	3,231,214	0.29%
61 - 90 days	35	845,921	0.08%
91 - 120 days	10	246,507	0.02%
Total	50,076	1,101,984,193	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	1,107	23,152,152	11,639	257,995,444
Standard terminations	688	12,135,399	4,296	78,581,546
Total retained by lessee	1,795	35,287,551	15,935	336,576,990
Returned Vehicles
Early terminations	11	179,078	1,903	29,958,243
Standard terminations	15	239,135	611	9,611,852
Total returned to dealer	26	418,213	2,514	39,570,095
Charged off leases / Repossessed vehicles	27	523,545	973	21,032,058
Repurchases	0	0	4	87,072
Other	0	0	0	0
Total terminations	1,848	36,229,309	19,426	397,266,215

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	929	16,388,254	1.42%

Deferments	8	192,882	0.02%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	523,545	21,032,058
less: Sales proceeds	1,142,644	26,052,672
less: Excess wear and excess mileage received	0	7,654
less: Other amounts received	-	0
Net Credit (Gain) Loss	(619,099)	(5,028,268)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	194,997	38,239,729
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	411,521	56,924,008
less: Excess wear and excess mileage received	21,399	185,282
less: Other recovery amounts	-	0
Residual (Gain) Loss	(237,923)	(18,869,561)

	Current Period	Prev. Month
Prepay Speed	0.6216%	0.7733%

Return Rate based on Scheduled to Terminate(2)	1.6189%	2.8452%

Return Rate based on Terminated Leases(3)	1.4069%	2.1972%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.